Fair Value Measurement, Assets and Liabilities Measured at Fair Value on Recurring Basis (Details) - Learn CW Investment Corporation - USD ($)	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Liabilities:
Warrant liabilities	$ 2,796,900	$ 372,920	$ 1,118,760
Fair Value, Recurring [Member]
Assets:
Assets Held in Trust	101,592,732	100,304,232	235,578,275
Liabilities:
Warrant liabilities	2,796,900	372,920	1,118,760
Fair Value, Recurring [Member] | Public Warrants [Member]
Liabilities:
Warrant liabilities	1,725,000	230,000	690,000
Fair Value, Recurring [Member] | Private Placement Warrants [Member]
Liabilities:
Warrant liabilities	1,071,900	142,920	428,760
Fair Value, Recurring [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1)
Assets:
Assets Held in Trust	101,592,732	100,304,232	235,578,275
Liabilities:
Warrant liabilities	1,725,000	230,000	690,000
Fair Value, Recurring [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) | Public Warrants [Member]
Liabilities:
Warrant liabilities	1,725,000	230,000	690,000
Fair Value, Recurring [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) | Private Placement Warrants [Member]
Liabilities:
Warrant liabilities	0	0	0
Fair Value, Recurring [Member] | Significant Other Observable Inputs (Level 2)
Assets:
Assets Held in Trust	0	0	0
Liabilities:
Warrant liabilities	0	0	0
Fair Value, Recurring [Member] | Significant Other Observable Inputs (Level 2) | Public Warrants [Member]
Liabilities:
Warrant liabilities	0	0	0
Fair Value, Recurring [Member] | Significant Other Observable Inputs (Level 2) | Private Placement Warrants [Member]
Liabilities:
Warrant liabilities	0	0	0
Fair Value, Recurring [Member] | Significant Unobservable Inputs (Level 3)
Assets:
Assets Held in Trust	0	0	0
Liabilities:
Warrant liabilities	1,071,900	142,920	428,760
Fair Value, Recurring [Member] | Significant Unobservable Inputs (Level 3) | Public Warrants [Member]
Liabilities:
Warrant liabilities	0	0	0
Fair Value, Recurring [Member] | Significant Unobservable Inputs (Level 3) | Private Placement Warrants [Member]
Liabilities:
Warrant liabilities	$ 1,071,900	$ 142,920	$ 428,760